Supplemental cash flow information	12 Months Ended
Dec. 31, 2024
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Supplemental cash flow information	Supplemental cash flow information
Supplemental cash flow information (included within operating activities) is as follows:

	Year ended December 31
(in millions of U.S. dollars)	2024	2023
CHANGE IN NON-CASH OPERATING WORKING CAPITAL
Trade and other receivables	(8.8)	(4.1)
Inventories	2.8	(6.5)
Prepaid expenses and other	(8.3)	(1.8)
Trade and other payables	(1.7)	6.6
Total change in non-cash operating working capital	(16.0)	(5.8)

	Year ended December 31
(in millions of U.S. dollars)	2024	2023
OTHER NON-CASH ADJUSTMENTS
Loss (gain) on revaluation of foreign exchange forward contracts and fuel hedge swap contracts	7.4	(1.4)
Unrealized (gain) loss on provisionally priced concentrate contracts	(1.2)	0.3
Equity settled share-based payment expense	0.6	0.8
Gain on extinguishment of New Afton free cash flow obligation	(42.3)	—
Loss on disposal of assets	0.9	0.3
Unrealized loss on revaluation of non-current derivative financial instruments	130.6	108.1
Loss on revaluation of CSP’s reclamation and closure cost obligation	—	0.5
Inventory net realizable value (write-up) write-down (Note 7)	(16.4)	0.7
Loss on revaluation of investments	0.9	4.4
Total other non-cash adjustments	80.6	113.7